UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq.	Timothy W. Diggins, Esq.
Vice President and Managing Counsel	Ropes & Gray LLP
SSGA Funds Management, Inc.	800 Boylston Street
One Lincoln Street	Boston, MA 02199-3600
Boston, MA 02111

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

Elfun Income Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Bonds and Notes—97.7% †		Principal Amount	Fair Value
U.S. Treasuries—21.7%
U.S. Treasury Bond
2.50%	05/15/46	$5,250,000	$5,477,021	(a)
U.S. Treasury Notes
0.75%	02/15/19	10,977,000	10,999,722	(a)
0.88%	03/31/18	8,170,000	8,210,531	(a)
1.25%	03/31/21	498,500	504,400	(a)
1.38%	05/31/21	16,223,200	16,519,144	(a)
1.50%	03/31/23	15,414,000	15,639,183	(a)
1.63%	05/15/26	6,240,000	6,319,947	(a)
			63,669,948
Agency Mortgage Backed—22.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	16,234	17,701
5.00%	07/01/35 - 06/01/41	1,190,740	1,341,030
5.50%	05/01/20 - 04/01/39	363,780	415,390
6.00%	04/01/17 - 11/01/37	698,215	806,641
6.50%	07/01/29	2,059	2,366
7.00%	10/01/16 - 08/01/36	124,339	141,199
7.50%	11/01/29 - 09/01/33	8,210	8,782
8.00%	11/01/30	4,420	5,085
Federal National Mortgage Assoc.
2.72%	04/01/37	2,732	2,797	(b)
3.00%	02/01/43 - 06/01/43	10,027,657	10,474,045	(a)
3.50%	11/01/42 - 08/01/45	1,494,592	1,580,549	(a)
3.50%	05/01/46	2,206,073	2,360,624
4.00%	05/01/19 - 06/01/46	17,161,470	18,754,807
4.00%	01/01/41 - 03/01/44	5,014,364	5,438,123	(a)
4.50%	05/01/18 - 01/01/41	5,153,231	5,639,125
5.00%	07/01/20 - 06/01/41	1,966,758	2,225,545
5.50%	06/01/20 - 01/01/39	1,452,748	1,630,960
6.00%	05/01/19 - 08/01/35	1,243,251	1,437,692
6.00%	05/01/41	1,485,654	1,713,273	(a)
6.50%	07/01/17 - 08/01/36	166,848	190,736
6.50%	08/01/28	1,830	2,106	(a)
7.00%	10/01/16 - 02/01/34	18,020	19,239
7.50%	12/01/26 - 12/01/33	71,493	81,506
8.00%	06/01/24 - 01/01/33	10,651	11,332
8.00%	09/01/25 - 10/01/31	12,821	15,092	(a)
8.50%	04/01/30	3,915	5,074	(a)
9.00%	12/01/17 - 12/01/22	5,889	6,421
Government National Mortgage Assoc.
3.50%	05/20/43	2,550,462	2,717,423
4.00%	01/20/41 - 04/20/43	2,969,802	3,199,462
4.50%	08/15/33 - 03/20/41	1,481,624	1,620,055
5.00%	08/15/33	75,392	85,101
6.00%	04/15/27 - 09/15/36	326,516	384,340
6.50%	04/15/19 - 09/15/36	118,330	135,077
7.00%	11/15/27 - 10/15/36	79,803	89,075
7.50%	03/15/23 - 11/15/31	31,733	33,222
8.00%	09/15/27 - 06/15/30	31,206	32,597
8.50%	10/15/17	1,784	1,815
9.00%	11/15/16 - 12/15/21	3,978	4,225
4.00%	TBA	375,000	400,840	(c)
5.00%	TBA	1,167,000	1,298,105	(c)
5.50%	TBA	435,000	488,840	(c)
			64,817,417

Agency Collateralized Mortgage Obligations—1.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	690	688	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,342,683	3,773	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	892,287	46,881	(f)
5.00%	02/15/38	5,132	39	(f)
5.50%	06/15/33	65,413	13,131	(f)
5.56%	08/15/43	2,153,509	409,892	(b,f)
5.66%	05/15/46	4,334,190	736,176	(b,f)
6.16%	08/15/25	340,302	35,348	(b,f)
8.00%	04/15/20	450	461
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,285	1,082	(d,e)
5.51%	08/15/43 - 03/15/44	3,505,439	789,389	(b,f)
8.00%	02/01/23 - 07/01/24	4,676	893	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	2,741	2,644	(d,e)
1.22%	12/25/42	306,785	11,880	(b,f)
5.00%	02/25/40 - 09/25/40	433,146	46,668	(f)
5.55%	07/25/38 - 07/25/42	4,597,169	1,009,412	(b,f)
6.15%	10/25/43	1,462,558	371,057	(b,f)
8.00%	05/25/22	6	98	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	74,796	69,496	(d,e)
4.50%	08/25/35 - 01/25/36	155,813	23,268	(f)
5.00%	03/25/38 - 05/25/38	85,468	12,466	(f)
5.50%	12/25/33	22,280	3,836	(f)
6.00%	01/25/35	80,078	16,304	(f)
7.50%	11/25/23	13,568	2,482	(f)
8.00%	08/25/23 - 07/25/24	9,378	2,069	(f)
8.50%	03/25/17 - 07/25/22	3,244	413	(f)
9.00%	05/25/22	2,104	349	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	612,038	25,772	(f)
5.00%	10/20/37 - 09/20/38	305,653	11,948	(f)
5.80%	02/20/40	1,744,116	288,806	(b,f)
6.36%	01/16/40	457,723	74,760	(b,f)
			4,011,481
Asset Backed—0.1%
Chase Funding Trust 2004-1
3.99%	11/25/33	256,549	262,882	(g)
Corporate Notes—44.1%
21st Century Fox America Inc.
3.70%	10/15/25	79,000	85,481
4.95%	10/15/45	42,000	47,856
6.65%	11/15/37	248,000	325,403
ABB Finance USA Inc.
1.63%	05/08/17	392,000	393,662
AbbVie Inc.
1.75%	11/06/17	372,000	374,202
2.00%	11/06/18	423,000	427,318
2.30%	05/14/21	225,000	227,759
3.20%	05/14/26	315,000	318,496
3.60%	05/14/25	167,000	174,994
4.45%	05/14/46	105,000	106,549
4.70%	05/14/45	85,000	89,953

ACCO Brands Corp.
6.75%	04/30/20	426,000	451,027
Actavis Funding SCS
1.30%	06/15/17	489,000	488,172
3.00%	03/12/20	208,000	214,320
3.45%	03/15/22	292,000	303,360
3.80%	03/15/25	217,000	225,788
Aetna Inc.
2.40%	06/15/21	450,000	459,874
3.20%	06/15/26	450,000	463,462
3.50%	11/15/24	260,000	274,425
Agrium Inc.
3.38%	03/15/25	104,000	105,839
4.90%	06/01/43	189,000	195,995
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	213,115
Altria Group Inc.
2.95%	05/02/23	210,000	220,128
4.50%	05/02/43	210,000	237,203
America Movil SAB de C.V.
3.13%	07/16/22	205,000	210,362
5.00%	03/30/20	317,000	351,272
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	289,462
6.63%	10/15/22	84,000	89,880
American Campus Communities Operating Partnership LP
3.35%	10/01/20	167,000	173,498
4.13%	07/01/24	124,000	130,982
American Electric Power Company Inc.
2.95%	12/15/22	332,000	345,659
American Express Co.
3.63%	12/05/24	8,000	8,209
American Express Credit Corp.
2.60%	09/14/20	417,000	430,724
American International Group Inc.
3.75%	07/10/25	417,000	425,209
4.13%	02/15/24	125,000	131,921
4.50%	07/16/44	83,000	80,352
4.80%	07/10/45	208,000	210,975
American Tower Corp. (REIT)
3.38%	10/15/26	225,000	226,292
3.40%	02/15/19	513,000	534,202
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	83,000	83,623
5.88%	08/20/26	125,000	125,313
Amgen Inc.
2.20%	05/22/19	433,000	444,123
Amkor Technology Inc.
6.63%	06/01/21	429,000	416,666
Anadarko Petroleum Corp.
4.85%	03/15/21	89,000	94,404
6.60%	03/15/46	25,000	30,206
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	415,000	430,047
3.65%	02/01/26	334,000	357,484
4.90%	02/01/46	170,000	199,133

Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	523,006
Anthem Inc.
3.30%	01/15/23	211,000	217,977
Apache Corp.
5.10%	09/01/40	132,000	137,556
Apple Inc.
3.25%	02/23/26	207,000	219,949
3.45%	02/09/45	211,000	198,536
4.65%	02/23/46	120,000	135,193
Aramark Services Inc.
5.13%	01/15/24	208,000	212,160	(h)
5.75%	03/15/20	105,000	108,150
Argos Merger Sub Inc.
7.13%	03/15/23	331,000	340,516	(h)
Ascension Health
4.85%	11/15/53	326,000	409,804
AstraZeneca PLC
2.38%	11/16/20	147,000	150,966
3.38%	11/16/25	209,000	218,910
4.38%	11/16/45	83,000	90,589
AT&T Inc.
2.45%	06/30/20	418,000	426,799
2.80%	02/17/21	207,000	212,412
3.40%	05/15/25	214,000	219,006
4.13%	02/17/26	657,000	705,777
4.45%	04/01/24	319,000	349,367
4.50%	05/15/35	208,000	212,547
4.75%	05/15/46	45,000	46,123
4.80%	06/15/44	163,000	167,939
AutoZone Inc.
3.25%	04/15/25	217,000	225,059
Bank of America Corp.
1.70%	08/25/17	1,050,000	1,053,946
2.60%	01/15/19	147,000	150,421
2.63%	04/19/21	673,000	683,281
3.50%	04/19/26	305,000	315,504
3.95%	04/21/25	251,000	255,203
4.00%	01/22/25	190,000	193,863
4.10%	07/24/23	218,000	233,642
4.25%	10/22/26	375,000	389,114
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,198,063	(h)
Barclays PLC
5.25%	08/17/45	205,000	214,396
Barrick Gold Corp.
4.10%	05/01/23	66,000	69,783
Barrick North America Finance LLC
5.70%	05/30/41	45,000	46,505
Baxalta Inc.
2.88%	06/23/20	417,000	423,825
4.00%	06/23/25	313,000	326,259
Berkshire Hathaway Energy Co.
6.13%	04/01/36	127,000	168,197
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	194,000	207,289

Berkshire Hathaway Inc.
3.13%	03/15/26	313,000	328,365
4.50%	02/11/43	3,000	3,431
Berry Plastics Corp.
5.13%	07/15/23	260,000	260,000
6.00%	10/15/22	200,000	206,750
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	72,000	83,280
Biogen Inc.
2.90%	09/15/20	83,000	86,507
5.20%	09/15/45	14,000	15,754
BMW US Capital LLC
2.00%	04/11/21	315,000	319,120	(h)
2.80%	04/11/26	225,000	230,911	(h)
BNP Paribas S.A.
4.38%	05/12/26	454,000	458,694	(h)
Boston Scientific Corp.
3.85%	05/15/25	210,000	222,235
BP Capital Markets PLC
1.38%	05/10/18	211,000	211,311
3.12%	05/04/26	225,000	228,896
Buckeye Partners LP
5.60%	10/15/44	63,000	59,826
Burlington Northern Santa Fe LLC
3.65%	09/01/25	145,000	161,171
CalAtlantic Group Inc.
5.25%	06/01/26	250,000	242,500
Calpine Corp.
5.75%	01/15/25	251,000	244,097
5.88%	01/15/24	565,000	587,600	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	431,000	308,165
Capital One Financial Corp.
4.20%	10/29/25	416,000	427,873
Caterpillar Inc.
4.30%	05/15/44	133,000	146,663
Catholic Health Initiatives
2.60%	08/01/18	125,000	127,394
4.35%	11/01/42	130,000	131,228
CBS Corp.
3.70%	08/15/24	219,000	228,804
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	42,000	42,630	(h)
5.88%	04/01/24	248,000	258,540	(h)
Celgene Corp.
3.88%	08/15/25	222,000	236,913
5.00%	08/15/45	208,000	229,233
CenturyLink Inc.
5.80%	03/15/22	462,000	448,574
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	484,000	461,010	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	313,000	327,253	(h)
4.91%	07/23/25	313,000	341,138	(h)
6.38%	10/23/35	42,000	49,760	(h)
6.48%	10/23/45	83,000	99,164	(h)

Chevron Corp.
3.19%	06/24/23	207,000	219,954
Chubb INA Holdings Inc.
2.30%	11/03/20	416,000	427,361
3.35%	05/03/26	291,000	309,948
4.35%	11/03/45	87,000	100,160
Cigna Corp.
3.25%	04/15/25	417,000	425,956
Cinemark USA Inc.
4.88%	06/01/23	431,000	425,612
Cisco Systems Inc.
2.20%	02/28/21	195,000	200,907
Citigroup Inc.
1.55%	08/14/17	428,000	429,392
1.75%	05/01/18	419,000	420,842
1.85%	11/24/17	200,000	201,105
2.05%	12/07/18	378,000	381,004
2.70%	03/30/21	450,000	458,665
4.40%	06/10/25	209,000	218,152
4.65%	07/30/45	333,000	366,201
4.75%	05/18/46	225,000	225,436
CMS Energy Corp.
4.88%	03/01/44	209,000	239,773
CNA Financial Corp.
5.88%	08/15/20	326,000	367,481
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	448,287
Cogeco Communications Inc.
4.88%	05/01/20	400,000	408,000	(h)
Columbia Pipeline Group Inc.
3.30%	06/01/20	134,000	138,557
Comcast Corp.
3.38%	08/15/25	384,000	413,857
4.20%	08/15/34	206,000	226,941
4.60%	08/15/45	210,000	241,455
ConocoPhillips Co.
3.35%	11/15/24	116,000	119,499
5.95%	03/15/46	45,000	56,147
Corp Andina de Fomento
4.38%	06/15/22	604,000	674,300
Credit Suisse AG
1.70%	04/27/18	411,000	411,440
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	252,000	246,761
3.80%	06/09/23	470,000	469,068	(h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	344,000	350,880
CSX Corp.
4.50%	08/01/54	124,000	132,913
CubeSmart LP
4.00%	11/15/25	116,000	122,953
CVS Health Corp.
2.25%	08/12/19	556,000	571,000
3.88%	07/20/25	195,000	214,598
5.13%	07/20/45	312,000	386,788
Daimler Finance North America LLC
2.38%	08/01/18	628,000	641,245	(h)

Dana Financing Luxembourg Sarl
6.50%	06/01/26	250,000	243,437	(h)
Danaher Corp.
4.38%	09/15/45	112,000	130,755
Deutsche Bank AG
2.85%	05/10/19	450,000	450,436
4.50%	04/01/25	423,000	391,170
Devon Energy Corp.
5.85%	12/15/25	171,000	188,714
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	859,488	(h)
Diageo Investment Corp.
2.88%	05/11/22	229,000	240,661
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	450,000	460,984	(h)
4.42%	06/15/21	225,000	231,256	(h)
6.02%	06/15/26	113,000	117,238	(h)
8.35%	07/15/46	90,000	96,975	(h)
DigitalGlobe Inc.
5.25%	02/01/21	427,000	397,110	(h)
Discover Bank
3.10%	06/04/20	291,000	297,664
Dollar General Corp.
1.88%	04/15/18	410,000	414,371
4.13%	07/15/17	412,000	423,603
4.15%	11/01/25	208,000	228,641
Dollar Tree Inc.
5.75%	03/01/23	517,000	549,312	(h)
Dominion Resources Inc.
3.63%	12/01/24	198,000	208,349
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	226,000	240,286
Duke Energy Progress LLC
4.15%	12/01/44	125,000	137,750
Eastman Chemical Co.
3.60%	08/15/22	416,000	437,448
Ecopetrol S.A.
5.88%	05/28/45	104,000	90,272
Electricite de France S.A.
2.15%	01/22/19	224,000	228,600	(h)
Eli Lilly & Co.
3.70%	03/01/45	41,000	43,701
EMD Finance LLC
3.25%	03/19/25	208,000	213,234	(h)
Emera US Finance LP
2.70%	06/15/21	315,000	321,903	(h)
3.55%	06/15/26	360,000	367,646	(h)
4.75%	06/15/46	90,000	91,696	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	173,000	177,439
Energy Transfer Equity LP
5.88%	01/15/24	844,000	820,790
Energy Transfer Partners LP
4.05%	03/15/25	83,000	81,849
5.15%	03/15/45	78,000	70,921
6.50%	02/01/42	228,000	239,543

Entergy Louisiana LLC
3.05%	06/01/31	134,000	137,366
Enterprise Products Operating LLC
3.70%	02/15/26	220,000	230,349
3.95%	02/15/27	260,000	275,913
EOG Resources Inc.
4.15%	01/15/26	380,000	418,258
Equinix Inc.
5.88%	01/15/26	85,000	88,613
ERP Operating LP
4.50%	07/01/44	83,000	92,735
Express Scripts Holding Co.
3.40%	03/01/27	315,000	315,346
4.80%	07/15/46	135,000	134,911
Exxon Mobil Corp.
2.22%	03/01/21	450,000	464,019
3.04%	03/01/26	210,000	222,348
4.11%	03/01/46	135,000	151,942
FedEx Corp.
4.10%	02/01/45	2,000	2,035
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	200,000	198,750
Five Corners Funding Trust
4.42%	11/15/23	457,000	493,408	(h)
Florida Power & Light Co.
4.13%	02/01/42	222,000	250,438
Ford Motor Credit Company LLC
3.22%	01/09/22	440,000	450,763
5.88%	08/02/21	318,000	364,756
Frontier Communications Corp.
7.13%	03/15/19	443,000	469,580
11.00%	09/15/25	310,000	322,012
General Motors Co.
5.20%	04/01/45	42,000	41,637
General Motors Financial Company Inc.
3.15%	01/15/20	292,000	295,616
3.20%	07/13/20 - 07/06/21	1,279,000	1,291,264
5.25%	03/01/26	225,000	244,710
Georgia-Pacific LLC
3.60%	03/01/25	225,000	240,765	(h)
Gilead Sciences Inc.
3.65%	03/01/26	235,000	255,684
4.80%	04/01/44	94,000	106,233
GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	86,000	89,763
Grupo Televisa SAB
5.00%	05/13/45	204,000	195,932
Halliburton Co.
3.80%	11/15/25	210,000	218,291
5.00%	11/15/45	125,000	136,276
HCA Inc.
4.75%	05/01/23	693,000	710,325
6.50%	02/15/20	392,000	434,630
Hess Corp.
5.60%	02/15/41	90,000	90,804

HSBC Holdings PLC
2.95%	05/25/21	440,000	444,607
3.60%	05/25/23	211,000	215,666
HSBC USA Inc.
2.75%	08/07/20	624,000	628,965
Hyundai Capital America
2.13%	10/02/17	189,000	190,203	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	216,000	236,731
ING Bank N.V.
2.70%	08/17/20	200,000	206,340	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	291,000	306,317
Ingles Markets Inc.
5.75%	06/15/23	551,000	557,887
Intel Corp.
2.45%	07/29/20	208,000	216,324
2.60%	05/19/26	425,000	431,665
International Business Machines Corp.
3.63%	02/12/24	426,000	466,057
Interstate Power & Light Co.
3.40%	08/15/25	415,000	448,805
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	126,000	115,802	(h)
Invesco Finance PLC
3.13%	11/30/22	373,000	389,288
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	124,800	(h)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	345,000	324,300	(h)
Jefferies Group LLC
5.13%	01/20/23	168,000	176,509
6.50%	01/20/43	140,000	139,085
Johnson & Johnson
1.65%	03/01/21	150,000	152,648
2.45%	03/01/26	150,000	155,122
Johnson Controls Inc.
4.63%	07/02/44	108,000	114,152
JPMorgan Chase & Co.
2.55%	10/29/20	207,000	211,510
3.30%	04/01/26	224,000	231,920
3.88%	09/10/24	211,000	218,308
4.25%	10/01/27	207,000	219,927
5.00%	12/29/49	299,000	285,919	(b)
6.10%	10/29/49	500,000	515,625	(b)
KB Home
7.00%	12/15/21	506,000	508,530
Kellogg Co.
4.50%	04/01/46	90,000	96,453
KFW
2.00%	10/04/22	429,000	442,352
4.50%	07/16/18	238,000	255,398
Kinder Morgan Energy Partners LP
3.50%	09/01/23	137,000	134,195
4.30%	05/01/24	214,000	215,926

Kinder Morgan Inc.
3.05%	12/01/19	83,000	83,867
5.55%	06/01/45	125,000	127,039
Kraft Heinz Foods Co.
2.80%	07/02/20	419,000	435,146	(h)
3.00%	06/01/26	316,000	319,382	(h)
4.38%	06/01/46	150,000	158,742	(h)
L Brands Inc.
5.63%	02/15/22	443,000	476,668
L-3 Communications Corp.
1.50%	05/28/17	286,000	286,078
Lee Enterprises Inc.
9.50%	03/15/22	347,000	341,795	(h)
Lennar Corp.
4.50%	11/15/19	349,000	363,536
4.75%	05/30/25	174,000	168,780
Levi Strauss & Co.
5.00%	05/01/25	259,000	260,295
Lockheed Martin Corp.
2.50%	11/23/20	292,000	301,230
3.55%	01/15/26	222,000	242,198
4.70%	05/15/46	94,000	110,611
Lowe’s Companies Inc.
3.70%	04/15/46	314,000	323,098
LYB International Finance BV
4.88%	03/15/44	179,000	189,390
Marathon Oil Corp.
3.85%	06/01/25	112,000	102,946
5.90%	03/15/18	112,000	116,182
6.00%	10/01/17	455,000	471,403
Marathon Petroleum Corp.
3.63%	09/15/24	415,000	407,710
Marsh & McLennan Companies Inc.
3.50%	03/10/25	205,000	213,117
3.75%	03/14/26	290,000	306,004
McDonald’s Corp.
2.75%	12/09/20	113,000	117,984
3.70%	01/30/26	265,000	286,462
4.88%	12/09/45	87,000	101,442
Mead Johnson Nutrition Co.
4.13%	11/15/25	291,000	317,564
Medtronic Inc.
2.50%	03/15/20	125,000	129,650
3.50%	03/15/25	500,000	545,324
4.63%	03/15/45	135,000	158,860
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	183,150
Merck & Company Inc.
2.75%	02/10/25	215,000	224,915
MetLife Inc.
3.60%	11/13/25	208,000	218,368
4.05%	03/01/45	104,000	102,525
4.72%	12/15/44	128,000	136,417
MGM Resorts International
5.25%	03/31/20	258,000	270,255
6.63%	12/15/21	431,000	468,712

Microsoft Corp.
4.00%	02/12/55	217,000	217,255
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	200,000	218,310
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	517,949	(h)
Mizuho Financial Group Inc.
2.63%	04/12/21	447,000	455,243	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	313,000	313,987
3.00%	07/15/26	167,000	166,927
4.20%	07/15/46	94,000	94,470
Monsanto Co.
4.70%	07/15/64	120,000	109,391
Morgan Stanley
2.45%	02/01/19	205,000	208,849
2.50%	04/21/21	450,000	454,756
2.65%	01/27/20	210,000	213,480
3.70%	10/23/24	206,000	215,584
3.88%	01/27/26	62,000	66,010
3.95%	04/23/27	417,000	420,618
4.10%	05/22/23	365,000	379,515
5.00%	11/24/25	161,000	176,222
Mylan N.V.
3.15%	06/15/21	224,000	227,473	(h)
3.95%	06/15/26	224,000	226,594	(h)
National Retail Properties Inc.
4.00%	11/15/25	208,000	220,805
NCL Corporation Ltd.
4.63%	11/15/20	217,000	216,592	(h)
Newell Brands Inc.
3.85%	04/01/23	226,000	239,744
4.20%	04/01/26	225,000	244,034
5.50%	04/01/46	135,000	160,721
Newmont Mining Corp.
4.88%	03/15/42	158,000	156,327
Nexen Energy ULC
6.40%	05/15/37	223,000	276,204
NIKE Inc.
3.88%	11/01/45	208,000	230,757
Noble Energy Inc.
3.90%	11/15/24	249,000	253,073
Northern States Power Co.
2.20%	08/15/20	417,000	430,960
Northrop Grumman Corp.
3.85%	04/15/45	49,000	51,421
Novartis Capital Corp.
3.00%	11/20/25	147,000	156,223
4.00%	11/20/45	276,000	314,850
NRG Energy Inc.
6.25%	07/15/22	257,000	251,217
7.25%	05/15/26	83,000	82,585	(h)
Occidental Petroleum Corp.
3.50%	06/15/25	417,000	440,864
Omnicom Group Inc.
3.63%	05/01/22	170,000	180,648

Oracle Corp.
1.90%	09/15/21	445,000	446,731
2.40%	09/15/23	445,000	447,113
2.65%	07/15/26	315,000	315,360
2.95%	05/15/25	80,000	83,183
4.00%	07/15/46	135,000	136,022
4.13%	05/15/45	85,000	87,680
Owens & Minor Inc.
3.88%	09/15/21	415,000	429,551
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	200,000	209,000	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	660,843
PacifiCorp
6.25%	10/15/37	8,000	11,055
Penn National Gaming Inc.
5.88%	11/01/21	261,000	265,567
PepsiCo Inc.
3.10%	07/17/22	105,000	111,800
4.25%	10/22/44	123,000	138,069
4.60%	07/17/45	125,000	148,084
Perrigo Finance Unlimited Co.
3.50%	03/15/21	225,000	232,835
Petroleos Mexicanos
3.50%	01/30/23	197,000	186,602
4.50%	01/23/26	224,000	215,578
5.63%	01/23/46	83,000	75,655
6.38%	02/04/21	165,000	179,404	(h)
Pfizer Inc.
2.75%	06/03/26	224,000	231,118
4.40%	05/15/44	131,000	148,783
Philip Morris International Inc.
2.13%	05/10/23	315,000	316,219
4.13%	03/04/43	209,000	224,332
Phillips 66 Partners LP
2.65%	02/15/20	125,000	125,694
PNC Bank NA
2.40%	10/18/19	440,000	451,818
PPL Capital Funding Inc.
3.10%	05/15/26	450,000	455,130
Praxair Inc.
3.20%	01/30/26	131,000	141,681
Precision Castparts Corp.
4.38%	06/15/45	125,000	146,313
Principal Financial Group Inc.
4.70%	05/15/55	124,000	121,055	(b)
Prologis LP
3.75%	11/01/25	208,000	221,802
Prudential Financial Inc.
5.38%	05/15/45	209,000	211,351	(b)
5.63%	06/15/43	257,000	266,637	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	645,931
PulteGroup Inc.
4.25%	03/01/21	80,000	82,480
5.50%	03/01/26	250,000	256,250

QUALCOMM Inc.
4.80%	05/20/45	149,000	155,237
Quest Diagnostics Inc.
4.70%	03/30/45	125,000	130,926
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	292,000	285,165
Reynolds American Inc.
4.45%	06/12/25	350,000	391,060
5.85%	08/15/45	56,000	71,600
Rio Tinto Finance USA PLC
4.13%	08/21/42	103,000	102,433
Rogers Communications Inc.
5.00%	03/15/44	75,000	84,852
Royal Bank of Canada
1.20%	09/19/17	663,000	664,439
4.65%	01/27/26	205,000	219,448
Ryder System Inc.
2.45%	09/03/19	507,000	515,567
Santander Bank NA
2.00%	01/12/18	258,000	257,854
Santander UK Group Holdings PLC
3.13%	01/08/21	265,000	265,576
4.75%	09/15/25	200,000	197,404	(h)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	200,000	220,000	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	341,000	355,683	(h)
4.00%	12/21/25	164,000	176,589	(h)
Shell International Finance BV
2.88%	05/10/26	224,000	227,703
3.40%	08/12/23	552,000	586,885
Sinclair Television Group Inc.
5.38%	04/01/21	452,000	465,560
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	336,196	(h)
Southern California Edison Co.
2.40%	02/01/22	165,000	171,074
Sprint Corp.
7.63%	02/15/25	472,000	373,470
Standard Industries Inc.
5.38%	11/15/24	516,000	525,030	(h)
Statoil ASA
3.95%	05/15/43	104,000	108,027
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	255,000	255,013
1.95%	07/23/18	319,000	322,514
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	173,000	170,837	(h)
SUPERVALU Inc.
6.75%	06/01/21	433,000	363,711
T-Mobile USA Inc.
6.50%	01/15/26	130,000	137,150
6.63%	04/01/23	431,000	455,619
Tampa Electric Co.
4.35%	05/15/44	204,000	223,250
Target Corp.
2.50%	04/15/26	225,000	230,813

TD Ameritrade Holding Corp.
2.95%	04/01/22	207,000	215,703
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	290,000	322,195	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	850,000	847,875	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	161,839
6.00%	10/01/20	416,000	438,880
The Allstate Corp.
5.75%	08/15/53	235,000	240,992	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	610,879	(h)
The Boeing Co.
2.85%	10/30/24	291,000	307,451
The Coca-Cola Co.
2.88%	10/27/25	221,000	234,196
The Dow Chemical Co.
4.25%	10/01/34	213,000	219,970
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	507,854
2.63%	01/31/19 - 04/25/21	487,000	495,844
2.90%	07/19/18	179,000	183,684
3.75%	05/22/25	356,000	371,970
4.00%	03/03/24	208,000	223,167
4.25%	10/21/25	69,000	71,403
4.80%	07/08/44	452,000	499,168
5.15%	05/22/45	209,000	217,793
The Home Depot Inc.
3.35%	09/15/25	292,000	318,379
4.25%	04/01/46	72,000	82,294
The Korea Development Bank
3.38%	09/16/25	205,000	222,909
4.00%	09/09/16	220,000	221,260
The Kroger Co.
2.95%	11/01/21	291,000	305,780
The Progressive Corp.
3.70%	01/26/45	43,000	44,292
The Southern Co.
3.25%	07/01/26	450,000	467,815
4.40%	07/01/46	135,000	145,220
The Toronto-Dominion Bank
2.50%	12/14/20	178,000	184,134
The Travelers Companies Inc.
3.75%	05/15/46	90,000	94,282
The Walt Disney Co.
2.30%	02/12/21	278,000	289,274
4.13%	06/01/44	90,000	102,277
Time Inc.
5.75%	04/15/22	433,000	407,020	(h)
Time Warner Cable Inc.
4.50%	09/15/42	42,000	39,169
6.55%	05/01/37	123,000	143,514
Time Warner Inc.
3.88%	01/15/26	158,000	170,434
5.35%	12/15/43	259,000	296,908

TransCanada PipeLines Ltd.
4.88%	01/15/26	237,000	270,784
Tyco Electronics Group S.A.
2.35%	08/01/19	413,000	419,272
Tyco International Finance S.A.
5.13%	09/14/45	125,000	143,424
Tyson Foods Inc.
2.65%	08/15/19	83,000	85,270
U.S. Bancorp
3.10%	04/27/26	265,000	275,786
5.13%	12/29/49	417,000	428,989	(b)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	203,413	(h)
Under Armour Inc.
3.25%	06/15/26	450,000	454,888
United Rentals North America Inc.
6.13%	06/15/23	340,000	354,025
UnitedHealth Group Inc.
2.70%	07/15/20	275,000	286,444
4.75%	07/15/45	182,000	220,341
Universal Health Services Inc.
5.00%	06/01/26	167,000	167,418	(h)
Vale Overseas Ltd.
4.38%	01/11/22	114,000	106,841
5.88%	06/10/21	450,000	450,562
Ventas Realty LP
4.13%	01/15/26	169,000	181,703
Verizon Communications Inc.
1.35%	06/09/17	1,018,000	1,020,689
3.50%	11/01/24	207,000	220,559
4.15%	03/15/24	40,000	44,119
4.40%	11/01/34	208,000	214,592
4.67%	03/15/55	146,000	147,485
4.86%	08/21/46	208,000	227,146
5.05%	03/15/34	353,000	391,992
5.15%	09/15/23	229,000	266,803
Virgin Media Finance PLC
5.75%	01/15/25	435,000	421,406	(h)
Visa Inc.
2.80%	12/14/22	265,000	279,611
3.15%	12/14/25	265,000	283,459
4.30%	12/14/45	124,000	143,099
Volkswagen Group of America Finance LLC
1.08%	11/20/17	206,000	203,874	(b,h)
W.R. Grace & Co.
5.13%	10/01/21	160,000	164,400	(h)
5.63%	10/01/24	428,000	438,700	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	179,000	209,466
Walgreens Boots Alliance Inc.
2.60%	06/01/21	224,000	227,693
4.65%	06/01/46	68,000	72,574
Wells Fargo & Co.
3.00%	04/22/26	449,000	457,676
3.90%	05/01/45	208,000	218,587
4.10%	06/03/26	266,000	284,208
4.30%	07/22/27	167,000	180,242
4.40%	06/14/46	135,000	137,109
5.88%	12/29/49	290,000	309,212	(b)
5.90%	12/29/49	273,000	280,849	(b)

Western Digital Corp.
7.38%	04/01/23	40,000	42,600	(h)
Western Gas Partners LP
4.65%	07/01/26	223,000	222,545	(c)
Williams Partners LP
3.90%	01/15/25	358,000	325,549
5.40%	03/04/44	42,000	37,386
Windstream Services LLC
6.38%	08/01/23	400,000	336,000
WPP Finance 2010
3.75%	09/19/24	415,000	438,784
XLIT Ltd.
5.25%	12/15/43	175,000	189,295
XPO Logistics Inc.
6.50%	06/15/22	250,000	238,437	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	208,000	214,486
			129,291,019
Non-Agency Collateralized Mortgage Obligations—6.6%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	628,338	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	130,916	130,789
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	870,178	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	26,879	27,781	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	129,748	136,555	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	70,108	70,046	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	449,389	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	834,000	682,939	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	200,411	128,720
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	100,000	91,021	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	191,274	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	270,697	(b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	195,777	151,121	(b,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	197,046	192,629	(b)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	401,080	276,878	(b)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	312,000	227,211	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	196,196	197,953	(b)
CSAIL 2015-C1 Commercial Mortgage Trust
3.94%	04/15/50	100,000	79,692	(b,h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.35%	06/15/57	135,000	99,938	(b)

CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	240,335	170,521	(b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.46%	11/10/45	943,219	84,831	(b,f)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	50,236	50,240
GS Mortgage Securities Trust 2015-GC28
1.31%	02/10/48	2,725,265	178,692	(b,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	220,408	166,266
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	460,912	315,497
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	556,028	400,070
Impac CMB Trust 2004-5
1.17%	10/25/34	129,387	123,284	(b,g)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.99%	12/15/47	1,199,988	84,474	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	270,129
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	606,487	615,707
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	137,062	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	112,726	95,341	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	125,901	104,108	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%	04/15/47	100,000	80,556	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	394,870	278,182	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	400,742	356,755	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.53%	12/15/39	170,697	707	(b,f,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	243,078	250,664	(b)
6.11%	07/15/40	520,000	535,307	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	22,007	635	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	570,477	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.29%	05/15/46	152,326	132,092	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	219,667	193,837	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	585,125	504,274	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	843,762	577,466	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	242,461	163,138	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	3,122,084	258,383	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	3,728,988	235,766	(b,f)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	791,221	629,608	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	1,039,616	792,580	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	166,120	110,162	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.11%	10/15/42	250,000	249,462	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	142,588	142,531	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	430,000	449,017	(b)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	210,000	222,040	(b)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	270,000	206,942	(b,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	2,982,165	248,626	(b,f)
3.00%	03/15/49	239,000	166,751	(h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.54%	02/15/48	3,165,361	254,152	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	327,315	244,957	(b)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	200,306	152,722	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	200,550	152,840	(b)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	200,441	147,060	(b)
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%	12/15/47	200,305	200,063	(b)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	176,460	119,243	(h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	54,157	1
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	261,297
5.30%	12/15/46	170,000	155,463	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.82%	12/15/46	230,603	210,302	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	400,926	314,018	(h)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	535,456	396,380	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	769,611	546,257	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	96,000	66,698	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	594,183	(b)
4.59%	03/15/47	590,543	483,032	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	100,165	70,425
			19,424,422
Sovereign Bonds—0.9%
Government of Colombia
2.63%	03/15/23	323,000	312,502

Government of Mexico
3.60%	01/30/25	319,000	333,754
4.00%	10/02/23	208,000	223,860
4.60%	01/23/46	300,000	316,500
4.75%	03/08/44	254,000	273,685
Government of Panama
4.00%	09/22/24	200,000	215,000
Government of Peru
4.13%	08/25/27	123,000	135,300
5.63%	11/18/50	67,000	83,248
Government of Philippines
3.95%	01/20/40	200,000	230,349
4.20%	01/21/24	200,000	228,784
Government of Turkey
3.25%	03/23/23	293,000	283,844	(a)
4.88%	04/16/43	206,000	201,108	(a)
			2,837,934
Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	275,000	360,203
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	423,889
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	176,264
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	593,102
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	290,774
State of California
5.70%	11/01/21	280,000	337,554
State of Illinois
5.10%	06/01/33	125,000	120,134
			2,301,920
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	155,556	9,178	(j,k)
Total Bonds and Notes (Cost $280,392,378)			286,626,201

		Number of Shares	Fair Value
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)		12,886	355,525

Total Investments in Securities (Cost $280,714,528)			286,981,726

Short-Term Investments—3.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $10,215,205)			10,215,205	(a,d,l)

Total Investments (Cost $290,929,733)			297,196,931

Liabilities in Excess of Other Assets, net—(1.3)%			(3,907,115)

NET ASSETS—100.0%			$293,289,816

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$16,212	5.00%	12/20/20	$(642,713)	$(342,779)	$(299,934)
Markit CDX North America Investment Grade Index	CME Group Inc.	3,355	1.00	06/20/21	(33,781)	(22,475)	(11,306)

							$(311,240)

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2016	28	$5,218,500	$101,824
2 Yr. U.S. Treasury Notes Futures	September 2016	117	25,661,391	110,898

				$212,722

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	September 2016	20	$(3,446,875)	$(109,646)
5 Yr. U.S. Treasury Notes Futures	September 2016	52	(6,352,531)	(71,500)
10 Yr. U.S. Treasury Notes Futures	September 2016	2	(265,969)	(2,536)

				$(183,682)

				$29,040

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2016.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to $30,527,810 or 10.41% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(k)	Security is in default.

(l)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended June 30, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$63,669,948	$—	$63,669,948
Agency Mortgage Backed	—	64,817,417	—	64,817,417
Agency Collateralized Mortgage Obligations	—	4,011,481	—	4,011,481
Asset Backed	—	262,882	—	262,882
Corporate Notes	—	129,291,019	—	129,291,019
Non-Agency Collateralized Mortgage Obligations	—	19,424,422	—	19,424,422
Sovereign Bonds	—	2,837,934	—	2,837,934
Municipal Bonds and Notes	—	2,301,920	—	2,301,920
FNMA (TBA)	—	—	9,178	9,178
Preferred Stock	355,525	—	—	355,525
Short-Term Investments	10,215,205	—	—	10,215,205

Total Investments in Securities	$10,570,730	$286,617,023	$9,178	$297,196,931

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(311,240)	$—	$(311,240)
Long Futures Contracts—Unrealized Appreciation	212,722	—	—	212,722
Short Futures Contracts—Unrealized Depreciation	(183,682)	—	—	(183,682)

Total Other Financial Instruments	$29,040	$(311,240)	$—	$(282,200)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2016 is not presented.

Income Taxes

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$290,953,530	$8,687,815	$(2,444,414)	$6,243,401

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President (Principal Executive Officer)

Date: August 26, 2016

By:	/S/ BRUCE ROSENBERG
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: August 26, 2016